Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Goodwill and Other Intangible Assets

Goodwill and other intangible assets consisted of the following:

	December 31,
	2015	2014
Goodwill:	(In thousands)
Wholly owned domestic resorts	$70,975	$70,975
MGM China	1,359,792	2,826,135
	$1,430,767	$2,897,110
Indefinite-lived intangible assets:
Detroit development rights	$98,098	$98,098
Trademarks, license rights and other	229,022	232,123
Total indefinite-lived intangible assets	327,120	330,221
Finite-lived intangible assets:
MGM Grand Paradise gaming subconcession	4,515,867	4,513,101
Less: Accumulated amortization	(858,531)	(692,047)
	3,657,336	3,821,054
MGM Macau land concession	84,769	84,717
Less: Accumulated amortization	(19,554)	(15,272)
	65,215	69,445
MGM China customer lists	129,025	128,946
Less: Accumulated amortization	(126,003)	(116,664)
	3,022	12,282
MGM China gaming promoter relationships	180,635	180,524
Less: Accumulated amortization	(180,635)	(161,467)
	—	19,057
Maryland license, Massachusetts license and other intangible assets	136,127	136,827
Less: Accumulated amortization	(24,039)	(24,030)
	112,088	112,797
Total finite-lived intangible assets, net	3,837,661	4,034,635
Total other intangible assets, net	$4,164,781	$4,364,856

Schedule of Gross Carrying Value of Goodwill and Related Cumulative Impairment Losses

The following table summarizes our gross carrying value of goodwill and related cumulative impairment losses as of December 31, 2015:

	Gross Carrying Value	Cumulative Impairment Losses	Goodwill, net
Goodwill, net by Reportable Segment:	(In thousands)
Wholly Owned Domestic Resorts	$1,239,063	$(1,168,088)	$70,975
MGM China	2,827,783	(1,467,991)	1,359,792
Balance, December 31, 2015	$4,066,846	$(2,636,079)	$1,430,767

Schedule of Estimated Future Amortization	Estimated future amortization is as follows:

Years ending December 31,	(In thousands)
2016	$174,424
2017	172,482
2018	173,426
2019	178,149
2020	178,149
Thereafter	2,961,031
$3,837,661